Note 2 - Risks and Uncertainties	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Risks and Uncertainties [Text Block]
2.	Risks and uncertainties

Currently,
one
of the most significant risks and uncertainties is the potential adverse effect of the current pandemic of the novel coronavirus, or COVID-
19.
The COVID-
19
pandemic in North America has had an impact on most of the Company's operations, particularly its service lines tied to home improvement. All of its businesses have been designated essential services in most of their geographic regions. The various “stay-at-home” and social distancing measures continue to impact the Company's ability to operate on the premises of its residential and commercial customers. Although many regions where the Company operates have re-opened, it is challenging to predict the financial performance in upcoming reporting periods with reasonable accuracy due to the lack of visibility around the duration and severity of the crisis and its dynamic changes.

Given the uncertainties surrounding the impact of the COVID-
19
pandemic, the Company took certain actions during the year to preserve liquidity, manage cash flow and strengthen its financial flexibility. Such actions included, but were not
limited to, expense containment initiatives in areas including labour costs and other operating expenses, capital expenditures reductions, and management of its working capital requirements, as well as completing a private placement for
$150,008
in the
second
quarter of the current year. Refer to note
14
for more detail.